Short Term Investments - Summary of Short Term Investments (Detail) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Short Term Investments [Line Items]
Term Deposits	$ 20,086,308	$ 0
Short term deposits, not classified as cash equivalents	$ 20,086,308	$ 0